DISAGGREGATION OF REVENUE: - Revenue by Source (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 372,450	$ 254,749
Sonic
Disaggregation of Revenue [Line Items]
Total revenue	335,576	222,519
Aura
Disaggregation of Revenue [Line Items]
Total revenue	$ 36,874	$ 32,230